Share-based Payments and Non-Convertible Equity Certificates - Narrative (Details) shares in Thousands, share in Thousands, € in Millions					12 Months Ended
	Jun. 24, 2024	Jun. 24, 2022	Nov. 12, 2020 numberOfTranches	Jun. 25, 2019 share $ / shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2022 EUR (€) share shares	Mar. 31, 2021 $ / shares	Mar. 31, 2021 EUR (€) share	Sep. 05, 2024 shares	Sep. 05, 2023 shares	Sep. 05, 2022 shares	Mar. 05, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | €						€ 4.5		€ 1.2
Global Blue Management Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | share						0		8,457
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share) | $ / shares					$ 0		$ 10.98
Global Blue Management Incentive Plan | 2019 SOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | share				500
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share) | $ / shares				$ 10.59
Global Blue Management Incentive Plan | 2020 SOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares					7,970	7,970
Number of tranches of options | numberOfTranches			4
Number of exercice price per tranche of options | numberOfTranches			4
Forecast | Global Blue Management Incentive Plan | 2019 SOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	50.00%	50.00%
Forecast | Global Blue Management Incentive Plan | 2020 SOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares									1,992	1,992	997	2,989